PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6   -   PROPERTY AND EQUIPMENT, NET

	December 31,
	2 0 1 3	2 0 1 4

Cost:
Leasehold improvements	$4,027	$4,232
Machinery and equipment	7,976	9,875
Rentals systems	3,515	3,723
Computer, software and peripheral equipment	12,300	13,048
Office furniture and equipment	2,056	1,976
Motor vehicles	148	143
	30,022	32,997

Accumulated depreciation	21,928	24,132
Property and equipment, net	$8,094	$8,865

Depreciation expenses were $2,558, $3,030 and $3,614 in the years ended December 31, 2012, 2013 and 2014, respectively.